3. VARIABLE INTEREST ENTITY- SYMBID COOP (Details) (Symbid Coop, USD $)	Dec. 31, 2014	Dec. 31, 2013
Symbid Coop
Current assets	$ 43,497	$ 53,414
Current liabilities	$ 121,521	$ 113,137